Restructuring And Impairments Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Restructuring And Impairments Expense [Abstract]
Restructuring And Impairments Expense

10. Restructuring and Impairments Expense

Restructuring and impairments expense included in the Company's Condensed Consolidated Statements of Operations are the result of its long-term strategy to reduce production costs and improve long-term competitiveness. Restructuring and impairments expense consists principally of severance costs related to reductions in work force and of facility costs and impairments of assets principally related to closing facilities and/or shifting production from one facility to another. Facility costs are principally comprised of costs to relocate assets to the Company's other facilities, operating lease termination costs and other associated costs. The Company recognizes and measures its liability for costs associated with an exit or disposal activity at its fair value in the period in which the liability is incurred. These exit or disposal costs are accrued at the date where restructuring was both approved by the Company's Board of Directors and communicated to the employees based on an estimate of amounts that will be paid to affected employees in accordance with ASC 420.

During the three and nine months ended September 30, 2011, the Company recorded restructuring expenses of $577 and $1,287, respectively. The Company expects to incur restructuring expenses of up to $2.0 million in the aggregate during 2011. These costs are primarily related to the continuation of the streamlining of its operations. In addition, in the first quarter of 2011, the Company completed the sale of its Sherbrooke, Canada facility, with net proceeds of approximately $1.6 million and a gain of $0.3 million. This facility was held for sale at December 31, 2010. The table below sets forth for the nine months ended September 30, 2011 and 2010, the significant components and activity under restructuring programs and asset impairments:

	Balance at December 31, 2010	Charges		Write-offs	Currency Effects	Cash Payments	Balance at September 30, 2011
Severance	$2,255	$445		$—	$(53)	$(1,590)	$1,057
Facility costs and other	471	440		—	60	(450)	521
Asset impairments	—	—		—	—	—	—

Total	$2,726	$885	(1)	$—	$7	$(2,040)	$1,578

	Balance at December 31, 2009	Charges	Write-offs	Currency Effects	Cash Payments	Balance at September 30, 2010
Severance	$536	$3,244	$—	$(32)	$(1,939)	$1,809
Facility costs and other	1,478	1,318	—	(13)	(1,550)	1,233
Asset impairments	—	2,871	(2,871)	—	—	—

Total	$2,014	$7,433	$(2,871)	$(45)	$(3,489)	$3,042

(1)	Amount excludes $402 related to a Canadian pension plan termination charge reclassified out of Accumulated Other Comprehensive Income, rather than recorded in the accrual above.

Restructuring and impairments expense by segment, which is not included in Segment Earnings (Loss) in Note 11, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Clothing	$13	$2,498	$327	$2,760
Roll Covers	564	567	960	3,725
Corporate	—	257	—	948

Total	$577	$3,322	$1,287	$7,433

14. Restructuring and Impairments Expense

Restructuring and impairments expense included in the Company's statements of operations are the result of its long-term strategy to reduce production costs and improve long-term competitiveness. Restructuring and impairments expense consists principally of severance costs related to reductions in work force and of facility costs and impairments of assets principally related to closing facilities and/or shifting production from one facility to another. Impairment amounts for assets held for sale reflect estimated selling prices less costs to sell and are considered to be a Level 1 within the fair value hierarchy. Facility costs are principally comprised of costs to relocate assets to the Company's other facilities, operating lease termination costs and other associated costs.

During 2010, the Company incurred $10,004 for restructuring and impairment related expense in the Clothing, Rolls and Corporate segments of $4,351, $4,109 and $1,543, respectively. This amount included approximately $2,400 related to the Company's Vietnam clothing facility including $2,100 as an impairment, approximately $1,800 related to the Company's closure of its Stowe Woodward roll covers facility in North Bay, Ontario including approximately $700 as an impairment, approximately $1,500 related to the closure of the Company's Massachusetts corporate operations, the closure of a rolls plant in Germany and approximately $4,700 related to our continuation of the streamlining of the Company's operations.

During 2009, the Company incurred $4,080 for restructuring and impairments-related expense in the Clothing, Rolls and Corporate segments of $1,233, $1,662 and $1,185, respectively. During 2009, the Company continued its program of streamlining its operating structure and incurred restructuring expenses of approximately $3,600 in connection therewith, which was partially reduced by a gain on the sale of its rolls manufacturing facility in Sweden (closed in 2008) of approximately $1,200. The Company also impaired $1,669 of long-term assets at various locations around the world.

During 2008, the Company incurred a total of $16,968 for restructuring and impairment-related expense in the Clothing, Rolls and Corporate segments of $9,373, $4,541 and $3,054, respectively. During 2008, the Company continued its program of streamlining its operating structure and recorded restructuring expenses of approximately $6,100 in connection therewith.

In addition in 2008, the Company closed its rolls manufacturing facility in Sweden and transferred production to certain of the Company's other rolls manufacturing facilities in Europe. Certain assets at the Sweden facility were redeployed to the Company's roll covering plants in China. The Company also announced in 2008 that it would be closing its rolls facility in Sherbrooke, Canada in early 2009. During 2008, the Company recorded restructuring expenses of approximately $2,800 related to these closures.

In December, 2008, the Company committed to a plan to cease production at its Huyck Wangner clothing facility in Geelong, Australia, which occurred at the end of the first quarter 2009. The Company retains a sales and distribution operation in Australia to service customers. In December 2008, the Company also discontinued construction of its new Vietnam clothing facility. As a result of these actions, the Company recorded restructuring expenses in the fourth quarter of 2008 of approximately $4,100 and an impairment loss of approximately $3,000 based upon the Company's evaluation under Topic 360. The Company has temporarily partially reopened the Australia facility in mid-2010 and plans to continue operations during 2011.

During 2008, the Company also recorded additional asset impairments in the U.S. of approximately $1,000 based upon the Company's evaluation under Topic 360.

The Company estimates restructuring expenses of approximately $1.0 million to $2.0 million during 2011, primarily related to a continuation of streamlining its operating structure.

The table below sets forth the significant components and activity in the restructuring program and asset impairments during 2010:

	Balance at December 31 2009	Charges	Write- offs	Currency Effects	Cash Payments	Balance at December 31 2010
Severance	$536	4,663	—	(49)	$(2,895)	$2,255
Facility	1,478	2,451	—	(57)	(3,401)	471
Asset impairments	—	2,890	(2,890)	—	—	—

Total	$2,014	$10,004	$(2,890)	$(106)	$(6,296)	$2,726

The table below sets forth the significant components and activity in the restructuring program and asset impairments during 2009:

	Balance at December 31 2008	Charges	Write- offs	Currency Effects	Cash Payments	Balance at December 31 2009
Severance	$5,422	$3,129	$—	$143	$(8,158)	$536
Facility costs	2,455	(718)	—	117	(376)	1,478
Asset impairments	—	1,669	(1,669)	—	—	—

Total	$7,877	$4,080	$(1,669)	$260	$(8,534)	$2,014

The table below sets forth the significant components and activity in the restructuring program and asset impairments during 2008:

	Balance at December 31 2007	Charges	Write- offs	Currency Effects	Cash Payments	Balance at December 31 2008
Severance	$2,046	$8,804	$—	$(476)	$(4,952)	$5,422
Facility costs	—	4,175	—	50	(1,770)	2,455
Asset impairments	—	3,989	(3,989)	—	—	—

Total	$2,046	$16,968	$(3,989)	$(426)	$(6,722)	$7,877